UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10575

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance California Municipal Income Fund

Portfolio of Investments

January 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 160.1%
Long-Term Municipal Bonds - 160.1%
California - 146.2%
Anaheim Housing & Public Improvements Authority (Anaheim Electric Utility Fund)
Series 2016A
5.00%, 10/01/41	$1,000	$1,101,910
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/33-5/01/39	4,750	5,334,467
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/33	5,000	5,706,450
Beaumont Financing Authority
AMBAC Series 2007C
5.00%, 9/01/26	755	768,839
Bellflower Redevelopment Agency (9920 Flora Vista LP)
Series 2002A
5.50%, 6/01/35	2,700	2,599,074
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	535	586,874
California Health Facilities Financing Authority (California-Nevada Methodist Homes)
Series 2015
5.00%, 7/01/45	3,000	3,353,130
California Municipal Finance Authority (American Heritage Education Foundation/CA)
Series 2016A
5.00%, 6/01/46	1,750	1,880,795
California Municipal Finance Authority (Azusa Pacific University)
Series 2015B
5.00%, 4/01/35-4/01/41	2,040	2,130,855
California Public Finance Authority (Henry Mayo Newhall Memorial Hospital)
Series 2017
5.00%, 10/15/47 (a)	1,085	1,137,633
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.)
Series 2015A
5.00%, 7/01/30 (b)	1,700	1,772,386
California School Finance Authority (Green DOT Public Schools Obligated Group)
Series 2015A
5.00%, 8/01/45 (b)	1,500	1,564,290
California State Public Works Board
Series 2011G
5.25%, 12/01/26 (Pre-refunded/ETM)	3,700	4,326,817
California Statewide Communities Development Authority (Bentley School)
Series 2010A
7.00%, 7/01/40	2,625	2,953,860

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Buck Institute for Research on Aging)
AGM Series 2014
5.00%, 11/15/44	$4,000	$4,437,120
California Statewide Communities Development Authority (Collis P. and Howard Huntington Memorial Hospital Trust)
Series 2014B
5.00%, 7/01/44	1,000	1,067,520
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	1,700	1,850,552
Series 2010A
5.00%, 5/15/27	1,440	1,608,710
City of San Francisco CA Public Utilities Commission Wastewater Revenue
Series 2013B
5.00%, 10/01/32	4,735	5,390,940
County of Sacramento CA Airport System Revenue
Series 2016A
5.00%, 7/01/41	1,000	1,114,270
Garden Grove Unified School District
Series 2013C
5.00%, 8/01/34	3,650	4,151,656
Jurupa Public Financing Authority
Series 2014A
5.00%, 9/01/30-9/01/32	2,475	2,698,998
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/27	3,500	3,971,205
Los Angeles Community College District/CA
Series 2008F-1
5.00%, 8/01/28 (Pre-refunded/ETM)	4,200	4,447,926
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2009
5.00%, 7/01/25	6,700	7,284,843
Series 2013B
5.00%, 7/01/33	1,675	1,910,941
Los Angeles County Sanitation Districts Financing Authority
Series 2015A
5.00%, 10/01/33	1,400	1,607,508
Los Angeles Department of Water & Power PWR
Series 2017A
5.00%, 7/01/42 (a)	3,010	3,463,547
Los Angeles Department of Water & Power WTR
Series 2013B
5.00%, 7/01/32	6,185	7,191,052

	Principal Amount (000)	U.S. $ Value
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1)
Series 2010
5.875%, 3/01/32	$420	$474,382
6.00%, 3/01/36	325	365,895
Palm Desert Redevelopment Agency
BAM Series 2017A
5.00%, 10/01/30	500	574,250
Palomar Health
Series 2016
5.00%, 11/01/36	1,250	1,307,825
Series 2016A
5.00%, 8/01/32	1,100	1,256,178
Peralta Community College District
Series 2014A
4.00%, 8/01/31	4,100	4,236,858
Port of Los Angeles
Series 2009C
5.00%, 8/01/26	5,550	6,029,520
Riverside County Infrastructure Financing Authority (Riverside County Infrastructure Financing Authority Lease)
Series 2015A
4.00%, 11/01/37	1,225	1,253,102
Riverside County Transportation Commission (Riverside County Transportation Commission Sales Tax)
Series 2013A
5.25%, 6/01/32	2,000	2,341,680
Sacramento Area Flood Control Agency
Series 2016A
5.00%, 10/01/36-10/01/41	3,000	3,428,620
Sacramento City Unified School District/CA
Series 2011
5.50%, 7/01/29	4,000	4,584,560
San Bernardino County Transportation Authority
Series 2015-2
5.00%, 3/01/32-3/01/34 (c)	6,040	6,929,514
San Diego County Water Authority Financing Corp.
Series 2013
5.00%, 5/01/31	4,300	4,956,266
San Diego Public Facilities Financing Authority
5.00%, 5/15/36 (c)	5,000	5,743,650
San Diego Public Facilities Financing Authority (San Diego Public Facilities Financing Authority Lease)
Series 2010A
5.10%, 9/01/29	2,360	2,616,532
San Diego Redevelopment Agency Successor Agency
Series 2017A
5.00%, 9/01/32 (a)	2,000	2,294,480
San Diego Unified School District/CA
Series 2013C
5.00%, 7/01/32	5,125	5,942,027

	Principal Amount (000)	U.S. $ Value
San Francisco Bay Area Rapid Transit District (San Francisco Bay Area Rapid Transit District Sales Tax)
Series 2012A
5.00%, 7/01/36	$3,730	$4,217,287
San Francisco Municipal Transportation Agency
Series 2013
5.00%, 3/01/28-3/01/31	6,070	6,973,471
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	3,900	4,168,749
San Mateo Joint Powers Financing Authority (San Mateo Joint Powers Financing Authority Lease)
Series 2014
5.00%, 6/15/31	1,250	1,450,813
San Mateo Union High School District
Series 2013
5.00%, 9/01/33	2,115	2,467,507
Series 2013A
5.00%, 9/01/33	2,065	2,393,955
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/27	2,525	2,768,208
State of California
Series 2013
5.00%, 11/01/31	2,000	2,284,480
Stockton Redevelopment Agency Successor Agency
AGM Series 2016A
5.00%, 9/01/34	1,000	1,109,120
Successor Agency to Richmond Community Redevelopment Agency
Series 2010A
5.75%, 9/01/24-9/01/25	530	593,017
6.00%, 9/01/30	370	417,297
Turlock Irrigation District
Series 2011
5.50%, 1/01/41	1,200	1,340,436
University of California
Series 2012G
5.00%, 5/15/31	8,000	9,081,360
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/33	2,500	2,872,950
Yuba Levee Financing Authority (Yuba Levee Financing Authority Lease)
BAM Series 2017A
5.00%, 9/01/31-9/01/32	2,000	2,247,500

		186,135,657

Florida - 3.1%
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.)
Series 2016
5.00%, 4/01/33	1,000	1,087,220

	Principal Amount (000)	U.S. $ Value
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2014
5.00%, 11/15/39	$2,750	$2,879,717

		3,966,937

Guam - 1.6%
Guam Power Authority
Series 2012A
5.00%, 10/01/34	2,000	2,059,500

Minnesota - 1.0%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	1,100	1,237,951

Missouri - 0.9%
Joplin Industrial Development Authority (Freeman Health System)
Series 2015
5.00%, 2/15/35	1,000	1,092,140

Nevada - 1.4%
Henderson Local Improvement Districts
AGM Series 2007A
5.00%, 3/01/18	1,775	1,813,500

New Jersey - 0.8%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	1,000	1,055,030

New York - 4.3%
Metropolitan Transportation Authority
Series 2014C
5.00%, 11/15/32	4,745	5,431,080

Ohio - 0.0%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
7.125%, 8/01/25 (d)	500	4,750
Series 2014
10.635%, 8/01/25 (d)	67	639

		5,389

Pennsylvania - 0.8%
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 6/30/42	1,000	1,052,870

Total Municipal Obligations (cost $193,410,019)		203,850,054

	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 4.9%
Investment Companies - 4.9%
AB Fixed Income Shares, Inc. Government Money Market Portfolio - Class AB 0.41% (e)(f) (cost $6,247,575)	6,247,575	$6,247,575

Total Investments - 165.0% (cost $199,657,594) (g)		210,097,629
Other assets less liabilities - (41.5)%		(52,907,330)
Auction Preferred Shares at liquidation value - (23.5)%		(29,875,000)

Net Assets Applicable to Common Shareholders - 100.0% (h)		$127,315,299

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	$24,300	9/01/17	0.638%	SIFMA	*	$27,119

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of these securities amounted to $3,336,676 or 2.6% of net assets.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Illiquid security.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of January 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,338,760 and gross unrealized depreciation of investments was $(898,725), resulting in net unrealized appreciation of $10,440,035.
(h)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.4% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity

Alliance California Municipal Income Fund

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$197,654,459		$6,195,595		$203,850,054
Short-Term Investments		6,247,575		– 0	–	– 0	–	6,247,575

Total Investments in Securities		6,247,575		197,654,459		6,195,595		210,097,629

Other Financial Instruments (a):
Assets:
Interest Rate Swaps		– 0	–	27,119		– 0	–	27,119
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$6,247,575		$197,681,578		$6,195,595		$210,124,748

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/16	$6,404,514		$6,404,514
Accrued discounts/(premiums)	(4,958)		(4,958)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(203,961)		(203,961)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/17	$6,195,595		$6,195,595

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$(203,961)		$(203,961)

As of January 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the three months ended January 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)	Dividend Income (000)
$0	$16,427	$10,179	$6,248	$3

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2017